Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000231762
Shareholder Report [Line Items]
Fund Name	Global X Blockchain & Bitcoin Strategy ETF
Class Name	Global X Blockchain & Bitcoin Strategy ETF
Trading Symbol	BITS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Blockchain & Bitcoin Strategy ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/bits/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/bits/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Blockchain & Bitcoin Strategy ETF	$96	0.65%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. and non-U.S. “Blockchain Companies”, as defined below, and in long positions in U.S. listed bitcoin futures (“Bitcoin Futures”) contracts. Under normal circumstances, the Fund will invest at least 25% of its assets in Blockchain Companies and will have notional exposure to Bitcoin Futures equal to at least 20% of the total assets of the Fund.

Blockchain Companies include companies that derive or are expected to derive at least 50% of their revenues, operating income, or assets from digital asset mining, blockchain and digital asset transactions, blockchain applications, blockchain and digital asset hardware, and blockchain and digital asset integration. Blockchain Companies also include U.S.-listed operating companies that directly own a material amount of digital assets.

The Fund uses the Coin Metrics Bitcoin Index as its secondary benchmark index (the "Secondary Index"). The Secondary Index is designed to measure the performance of the top cryptocurrencies by market capitalization.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 95.05%, while the Secondary Index increased 56.13%. The Fund had a net asset value of $71.47 per share on October 31, 2024 and ended the reporting period with a net asset value of $108.09 per share on October 31, 2025.

During the reporting period, the Fund delivered a positive performance as bitcoin-linked assets and blockchain equities advanced. Institutional demand strengthened with persistent inflows into U.S. spot bitcoin ETFs. The SEC's approval of in-kind creations for crypto ETFs improved market efficiency, while a federal stablecoin framework enacted in July 2025 added regulatory clarity. The Federal Reserve's 0.25 percentage point rate cut in September was supportive of the Fund’s assets, and the SEC's adoption of generic listing standards for spot crypto ETFs created additional market depth for digital assets, all of which contributed to the Fund’s positive performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Blockchain & Bitcoin Strategy ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Coin Metrics Bitcoin Index (CMBIBTC) (USD) (PR)Footnote Reference†
Nov/21	$10,000	$10,000	$10,000
Oct/22	$2,360	$8,392	$3,190
Oct/23	$3,294	$9,243	$5,395
Oct/24	$6,982	$12,757	$11,000
Oct/25	$13,619	$15,494	$17,174

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X Blockchain & Bitcoin Strategy ETF	95.05%	8.11%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	11.69%
Coin Metrics Bitcoin Index (CMBIBTC) (USD) (PR)Footnote Reference†	56.13%	14.63%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 49,408,266
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 223,657
InvestmentCompanyPortfolioTurnover	18.03%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$49,408,266	7	$223,657	18.03%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-1.2%
U.S. Treasury Obligations	12.0%
Exchange-Traded Funds	76.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X Blockchain ETFFootnote Reference**	48.8%
Global X 1-3 Month T-Bill ETFFootnote Reference**	28.0%
U.S. Treasury Bills, 3.88%, 1/2/2026	3.0%
U.S. Treasury Bills, 3.88%, 1/8/2026	3.0%
U.S. Treasury Bills, 3.90%, 1/15/2026	3.0%
U.S. Treasury Bills, 3.85%, 1/22/2026	3.0%
Futures Contract - CME Bitcoin	-1.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/bits/
C000245376
Shareholder Report [Line Items]
Fund Name	Global X Bitcoin Trend Strategy ETF
Class Name	Global X Bitcoin Trend Strategy ETF
Trading Symbol	BTRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Bitcoin Trend Strategy ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/btrn/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/btrn/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Bitcoin Trend Strategy ETF	$115	0.95%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond to the price and yield performance, before fees and expenses, of the CoinDesk Bitcoin Trend Indicator Futures Index (“Secondary Index”). The Fund is passively managed which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to a strategy that systematically and dynamically allocates between exposure to U.S. listed bitcoin futures contracts and cash based on the Bitcoin Trend Indicator, a signal which conveys the direction and strength of the current price trend of Bitcoin. Bitcoin is represented by the CoinDesk Bitcoin Futures Excess Return Index and cash is represented by the passively-managed Global X 1-3 Month T-Bill ETF, an affiliate of the Fund.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 42.33%, while the Secondary Index increased 36.07%. The Fund had a net asset value of $26.09 per share on October 31, 2024 and ended the reporting period with a net asset value of $36.21 per share on October 31, 2025.

Performance over the reporting period was positive, helped by a strong upswing in bitcoin prices as the token climbed back to previous highs amid improving risk sentiment and U.S. policy dynamics. Fresh demand from U.S. spot bitcoin ETFs provided a consistent tailwind, with multiple runs of net inflows towards the end of the reporting period that supported bitcoin’s price and mitigated drawdowns. On the macro side, the Federal Reserve’s September 2025 0.25 percentage point rate cut and a softer growth benefited digital currencies, contributing to the Fund’s positive performance. Periodic pullbacks tied to shifts in Fed guidance did spark brief ETF outflow days and higher volatility, but these episodes were typically short-lived and followed by renewed inflows as investors reassessed policy odds. Overall, the combination of supportive U.S. flows, easier policy signals, and deeper futures market liquidity underpinned the Fund’s gains over the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Bitcoin Trend Strategy ETF	S&P 500 Index (USD) (TR)Footnote Reference*	CoinDesk Bitcoin Trend Indicator Futures Index (USD) (TR)Footnote Reference*
Mar/24	$10,000	$10,000	$10,000
Apr/24	$8,568	$9,648	$9,236
Oct/24	$7,940	$11,007	$8,430
Apr/25	$10,931	$10,815	$11,428
Oct/25	$11,302	$13,368	$11,470

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X Bitcoin Trend Strategy ETF	42.33%	7.86%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	19.67%
CoinDesk Bitcoin Trend Indicator Futures Index (USD) (TR)Footnote Reference*	36.07%	8.85%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 5,431,881
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 49,580
InvestmentCompanyPortfolioTurnover	75.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,431,881	5	$49,580	75.95%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.6%
U.S. Treasury Obligations	18.3%
Exchange-Traded Fund	67.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X 1-3 Month T-Bill ETFFootnote Reference**	67.6%
U.S. Treasury Bills, 3.88%, 1/6/2026	9.2%
U.S. Treasury Bills, 3.92%, 1/8/2026	9.1%
Futures Contract - CME Micro Bitcoin	-0.2%
Futures Contract - CME Bitcoin	-0.4%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/btrn/
C000259532
Shareholder Report [Line Items]
Fund Name	Global X Bitcoin Covered Call ETF
Class Name	Global X Bitcoin Covered Call ETF
Trading Symbol	BCCC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Bitcoin Covered Call ETF (the "Fund") for the period from June 3, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/bccc. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/bccc
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Bitcoin Covered Call ETF	$32	0.75%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs would have been higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund is an actively managed exchange traded fund that seeks to generate income while also providing exposure to the price return of Bitcoin through one or more U.S.-listed Exchange Listed Products (“ETPs”). The Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in assets providing direct or indirect exposure to Bitcoin. The Fund seeks to achieve its objective by utilizing a synthetic covered call strategy that is designed to provide current income and exposure to the share price returns of one or more Bitcoin ETPs.

The Fund uses the Coin Metrics Bitcoin Index as its secondary benchmark index (the "Secondary Index"). The Secondary Index is designed to measure the performance of the top cryptocurrencies by market capitalization.

For the period from June 3, 2025 to October 31, 2025 (the “reporting period”), the Fund increased 3.60%, while the Secondary Index increased 3.28%. The Fund had a net asset value of $25.30 per share on June 3, 2025 and ended the reporting period with a net asset value of $22.51 per share on October 31, 2025.

The Fund posted positive performance over the reporting period. Easing inflation and the U.S. Federal Reserve’s rate cut in mid-September 2025 created a more supportive environment for cryptocurrencies. Broader institutional adoption of cryptocurrency exposure was aided by structural improvements in the Exchange Traded Product ecosystem in the United States, which reinforced confidence in ETPs and supported price appreciation for their underlying assets. Meanwhile the crypto-related options markets experienced further deepening as activity in Bitcoin-linked products increased, contributing to elevated options premiums and higher income potential for the Fund's covered call strategy. Periods of macro uncertainty later in the reporting period sustained volatility, which also supported covered call related income. In all, a constructive macro environment, continued institutional engagement, and active options activity provided a favorable backdrop for the Fund’s covered call approach, allowing it to participate in Bitcoin’s upside while generating income through option premiums.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Bitcoin Covered Call ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Coin Metrics Bitcoin Index (CMBIBTC) (USD) (PR)Footnote Reference†
Jun/25	$10,000	$10,000	$10,000
Jun/25	$10,156	$10,404	$10,115
Jul/25	$10,947	$10,637	$11,002
Aug/25	$10,503	$10,853	$10,202
Sep/25	$10,930	$11,249	$10,743
Oct/25	$10,360	$11,512	$10,328

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Global X Bitcoin Covered Call ETF	3.60%
S&P 500 Index (USD) (TR)Footnote Reference*	15.12%
Coin Metrics Bitcoin Index (CMBIBTC) (USD) (PR)Footnote Reference†	3.28%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 14,628,957
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 21,033
InvestmentCompanyPortfolioTurnover	14.61%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$14,628,957	5	$21,033	14.61%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Written Options	-0.6%
Purchased Options	7.7%
Exchange-Traded Fund	19.9%
U.S. Treasury Obligation	27.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 3.92%, 12/2/2025	27.2%
VanEck Bitcoin ETF	19.9%
Purchased Option - MBTX, $200, 11/21/25	7.7%
Written Option - MBTX, $200, 11/21/25	-0.1%
Written Option - MBTX, $259, 11/07/25	-0.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/bccc